Income Taxes - Components of Total Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (370.7)	$ (143.2)
Income tax benefit from statutory rate	(77.9)	(30.1)
Meals, entertainment & parking	0.1	0.1
Deferred compensation	27.8	8.1
Transaction costs	0.1	0.1
State taxes	(7.2)	(1.1)
Non-deductible interest	5.5	0.0
Increase in valuation allowance	53.4	19.9
Other	(1.1)	1.2
Total provision for income taxes	$ 0.7	$ (1.8)